CONDENSED CONSOLIDATED BALANCE SHEET (Parenthetical) - $ / shares	Sep. 30, 2020	Mar. 05, 2020	Jan. 24, 2020	Dec. 31, 2019	Dec. 31, 2018
Preferred shares, par value	$ 0.0001			$ 0.0001	$ 0.0001
Convertible preferred stock, shares authorized	35,305,078			32,155,078	29,155,078
Convertible preferred stock, shares outstanding	25,684,404			23,337,391	20,262,664
Common stock, par value	$ 0.0001			$ 0.0001	$ 0.0001
Shares authorized to issue	615,000,000			615,000,000	615,000,000
Class A common stock
Common stock, par value	$ 0.0001			$ 0.0001
Shares authorized to issue	110,000,000			110,000,000	110,000,000
Common Stock, Shares, Issued	109,885,079			99,014,030	99,000,000
Common Stock, Shares, Outstanding	109,885,079			99,014,030	87,669,412
Class B common stock
Common stock, par value	$ 0.0001			$ 0.0001
Shares authorized to issue	505,000,000			505,000,000	505,000,000
Common Stock, Shares, Issued	61,345,161			50,525,891	44,197,558
Common Stock, Shares, Outstanding	61,345,161			50,525,891	44,197,558
Flying Eagle Acquisition Corp [Member]
Preferred shares, par value	$ 0.0001		$ 0.0001
Convertible preferred stock, shares authorized	1,000,000		1,000,000
Preferred shares, shares issued	0		0
Convertible preferred stock, shares outstanding	0		0
Common stock, par value	$ 0.0001
Common Stock, Shares, Outstanding		17,250,000
Flying Eagle Acquisition Corp [Member] | Class A common stock
Shares subject to possible redemption	66,090,379
Shares subject to possible redemption, par value per share	$ 10.00
Common stock, par value	$ 0.0001		$ 0.0001
Shares authorized to issue	380,000,000		380,000,000
Common Stock, Shares, Issued	2,909,621		0
Common Stock, Shares, Outstanding	2,909,621		0
Flying Eagle Acquisition Corp [Member] | Class B common stock
Common stock, par value	$ 0.0001		$ 0.0001
Shares authorized to issue	20,000,000		20,000,000
Common Stock, Shares, Issued	17,250,000		17,250,000
Common Stock, Shares, Outstanding	17,250,000		17,250,000